SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) (Parenthetical) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exchange realignment	$ 1,157	$ 535	$ 7
Other payables	$ 158,995	$ 18,038		$ 250,000